SHARE CAPITAL AND RESERVES (Details)		12 Months Ended
	Nov. 25, 2021 CAD ($) shares	Dec. 31, 2021 CAD ($) EquityInstruments Options $ / shares	Dec. 31, 2020 CAD ($) Options EquityInstruments $ / shares
Disclosure of classes of share capital [line items]
Number of stock options exercised | Options		1,273,000	9,195,000
Weighted average exercise price of stock option exercised | $ / shares		$ 0.97	$ 0.77
Gross proceeds from stock options exercised		$ 1,236,170	$ 7,036,624
Warrants exercised | EquityInstruments		883,854	16,554,292
Weighted average exercise price of warrants exercised | $ / shares		$ 1.31	$ 0.77
Gross proceeds on exercise of warrants		$ 1,156,523	$ 12,721,057
Share issue related cost		$ 4,457,654	$ 3,032,606
Queensway
Disclosure of classes of share capital [line items]
Number of shares issued | shares	458,823
Consideration to acquire royalty interests	$ 3,505,408
Aggregate royalty interest (as a percent)	0.60%